Performance Management	Apr. 28, 2026
Rational Equity Armor Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and accompanying performance table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Institutional shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad-based market index and a supplemental index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-800-253-0412.

The Fund changed its sub-advisor and investment strategy effective December 13, 2019. Performance information for periods prior to December 13, 2019, does not reflect the Fund’s current investment strategy and the Fund was not managed by the Fund’s current Sub-Advisor prior to December 13, 2019.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and accompanying performance table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Institutional shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad-based market index and a supplemental index.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the highest return for a quarter was 10.88% (quarter ended June 30, 2020), and the lowest return for a quarter was (13.70)% (quarter ended December 31, 2018).

The Fund’s Institutional shares year-to-date return as of March 31, 2026, was (1.36)%.

Year to Date Return, Label [Optional Text]	The Fund’s Institutional shares year-to-date return
Bar Chart, Year to Date Return	(1.36%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	10.88%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter
Lowest Quarterly Return	(13.70%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Performance Table Heading	Average Annual Total Returns (For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-advantaged accounts or to shares held by non-taxable entities.
Performance [Table]
	1 Year	5 Years	10 Years
Institutional Shares
Return Before Taxes	12.64%	6.75%	5.05%
Return After Taxes on Distributions	12.64%	6.63%	4.32%
Return After Taxes on Distributions and Sale of Fund Shares	7.48%	5.27%	3.73%
Class A Shares
Return Before Taxes	7.11%	5.42%	4.28%
Class C Shares
Return Before Taxes	11.60%	5.73%	4.09%
S&P 500 Total Return Index® (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%
Morningstar Mod. Cons. Target Risk Index	12.87%	4.06%	6.10%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are only shown for Institutional shares. After-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-advantaged accounts or to shares held by non-taxable entities. After-tax returns are only shown for Institutional shares. After-tax returns for other share classes will vary.

Performance Availability Phone [Text]	1-800-253-0412
Rational Premium Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Institutional shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad-based market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-800-253-0412.

Prior to December 31, 2025, the Fund’s portfolio was managed by a sub-advisor and under different investment strategies and policies. The performance data below for periods prior to December 31, 2025 reflects a different investment strategy. Consequently, the performance record may be less pertinent for investors considering whether to purchase shares of the Fund. The Fund’s performance may have been different if the Fund’s portfolio was managed under the current investment objective, strategies and policies.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Institutional shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad-based market index.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the highest return for a quarter was 12.07% (quarter ended September 30, 2017), and the lowest return for a quarter was (11.00)% (quarter ended March 31, 2017).

The Fund’s Institutional shares year-to-date return as of March 31, 2026, was (0.55)%.

Year to Date Return, Label [Optional Text]	The Fund’s Institutional shares year-to-date return
Bar Chart, Year to Date Return	(0.55%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	12.07%
Highest Quarterly Return, Date	Sep. 30, 2017
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter
Lowest Quarterly Return	(11.00%)
Lowest Quarterly Return, Date	Mar. 31, 2017
Performance Table Heading	Average Annual Total Returns (For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-advantaged accounts or to shares held by non-taxable entities.
Performance [Table]
	1 Year	5 Years	10 Years
Institutional Shares
Return Before Taxes	3.66%	3.10%	4.66%
Return After Taxes on Distributions	1.42%	1.75%	3.00%
Return After Taxes on Distributions and Sale of Fund Shares	2.59%	1.99%	2.99%
Class A Shares
Return Before Taxes	(1.52)%	1.86%	3.94%
	1 Year	5 Years	Since Class C Inception (5/31/2016)
Class C Shares
Return Before Taxes	2.64%	2.08%	3.76%
S&P 500 Total Return Index® (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82% (10 Year) 15.09% (Since 5/31/2016)

Performance Table One Class of after Tax Shown [Text]	After-tax returns are only shown for Institutional shares. After-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-advantaged accounts or to shares held by non-taxable entities. After-tax returns are only shown for Institutional shares. After-tax returns for other share classes will vary.

Performance Availability Phone [Text]	1-800-253-0412
Rational Dynamic Brands Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Institutional shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad-based market index and a supplemental index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-800-253-0412.

The Fund changed its sub-advisor and investment strategy effective October 17, 2017. Performance information for periods prior to October 17, 2017, does not reflect the Fund’s current investment strategy and the Fund was not managed by the Fund’s current Sub-Advisor prior to October 17, 2017.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Institutional shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad-based market index and a supplemental index.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the highest return for a quarter was 31.12% (quarter ended June 30, 2020), and the lowest return for a quarter was (25.42)% (quarter ended June 30, 2022).

The Fund’s Institutional shares year-to-date return as of March 31, 2026, was (11.23)%.

Year to Date Return, Label [Optional Text]	The Fund’s Institutional shares year-to-date return
Bar Chart, Year to Date Return	(11.23%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	31.12%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter
Lowest Quarterly Return	(25.42%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (For periods ended December 31, 2025)
Performance Table Market Index Changed	The Fund changed its primary benchmark from the MSCI ACWI Index to the Morningstar Global Target Market Exposure Index because the continued use of the MSCI ACWI Index as a benchmark of the Fund is no longer authorized except in order to comply with regulatory requirements.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-advantaged accounts or to shares held by non-taxable entities.
Performance [Table]
	1 Year	5 Years	10 Years
Institutional Shares
Return Before Taxes	1.04%	6.18%	11.92%
Return After Taxes on Distributions	1.04%	5.20%	9.50%
Return After Taxes on Distributions and Sale of Fund Shares	0.62%	4.39%	8.63%
Class A Shares
Return Before Taxes	(4.03)%	4.86%	11.09%
Class C Shares
Return Before Taxes	0.06%	5.16%	10.88%
Morningstar Global Target Market Exposure Index (reflects no deduction for fees, expenses or taxes) (1)	22.23%	11.19%	11.69%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes) (1)	22.87%	11.70%	12.28%

1.	The Fund changed its primary benchmark from the MSCI ACWI Index to the Morningstar Global Target Market Exposure Index because the continued use of the MSCI ACWI Index as a benchmark of the Fund is no longer authorized except in order to comply with regulatory requirements.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are only shown for Institutional shares. After-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-advantaged accounts or to shares held by non-taxable entities. After-tax returns are only shown for Institutional shares. After-tax returns for other share classes will vary.

Performance Availability Phone [Text]	1-800-253-0412
Rational Strategic Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad-based market index.

How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-800-253-0412.

The Fund changed its investment strategy effective December 13, 2019. Performance information for periods prior to December 13, 2019, does not reflect the Fund’s current investment strategy.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its average annual returns compare over time with those of a broad-based market index.
Bar Chart Does Not Reflect Sales Loads [Text]	Figures in the bar chart do not reflect sales charges. If they did, returns would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]

Figures in the bar chart do not reflect sales charges. If they did, returns would be lower.

During the period shown in the bar chart, the highest return for a quarter was 18.17% (quarter ended March 31, 2024), and the lowest return for a quarter was (23.07)% (quarter ended March 31, 2020).

The Fund’s Class A shares year-to-date return as of March 31, 2026, was (17.58)%.

Year to Date Return, Label [Optional Text]	The Fund’s Class A shares year-to-date return
Bar Chart, Year to Date Return	(17.58%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	18.17%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter
Lowest Quarterly Return	(23.07%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-advantaged accounts or to shares held by non-taxable entities.
Performance [Table]
	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	5.52%	7.48%	6.19%
Return After Taxes on Distributions	2.05%	4.18%	3.50%
Return After Taxes on Distributions and Sale of Fund Shares	3.39%	4.50%	3.80%
S&P 500 Total Return Index® (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%
	1 Year	5 Years	Since Share Class Inception (5/31/2016)
Institutional Shares
Return Before Taxes	11.08%	8.82%	6.95%
Class C Shares
Return Before Taxes	10.06%	7.78%	5.91%
S&P 500 Total Return Index® (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	15.09%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are only shown for Class A shares. After-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-advantaged accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for other share classes will vary.

Performance Availability Phone [Text]	1-800-253-0412
Return Stacked® Balanced Allocation & Systematic Macro Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The Fund acquired all of the assets and liabilities of Chesapeake Fund, LLC (the “Predecessor Fund”) in a tax-free reorganization on September 30, 2016 (the “Reorganization”). In connection with the Reorganization, shares of the Predecessor Fund were exchanged for Institutional shares of the Fund. At the time of the reorganization, the Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. However, the Predecessor Fund was not registered under the 1940 Act and, therefore, was not subject to certain investment restrictions, limitations and diversification requirements that are imposed by the 1940 Act or Subchapter M of the Internal Revenue Code of 1986, as amended, which, if they had been applicable, might have adversely affected the Predecessor Fund’s performance.

The bar chart and accompanying performance table shown below provides an indication of the risks of investing in the Fund by showing the total return of the Predecessor Fund and the Fund’s Institutional shares for each of the last 10 calendar years, and by showing how the average annual returns compare over time to the performance of a broad-based market index and an index reflecting the performance of commodity trading advisors.

The Fund’s performance provided below for the Fund’s Institutional shares prior to September 30, 2016 (for periods prior to the commencement of the Fund’s operations) is that of the Predecessor Fund, which includes all of the Predecessor Fund’s actual fees and expenses over various periods. The performance of the Predecessor Fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to Institutional shares of the Fund. If the performance of the Predecessor Fund had been restated to reflect the applicable fees and expenses of the Fund, the performance of the Fund’s Institutional shares may have been lower.

How the Fund performed in the past (before and after taxes) is not necessarily indicative of how it may perform in the future.

The Predecessor Fund was organized as a limited partnership, did not qualify as a regulated investment company for federal income tax purposes, and did not pay dividends and distributions. As a result of its different tax treatment, the Fund is unable to show after-tax returns for periods that commenced prior to September 30, 2016.

The Fund changed investment strategy and a new sub-adviser was retained to implement the Balanced Allocation Strategy of the Fund’s portfolio effective January 1, 2025. Performance information for periods prior to January 1, 2025 does not reflect the Fund’s current investment strategy and the Fund was not managed by either of the Fund’s current Sub-Advisors or Futures Trading Advisor prior to February 27, 2018.

Updated performance information is available at no cost by calling 1-800-253-0412.

Performance Past Does Not Indicate Future [Text]	How the Fund performed in the past (before and after taxes) is not necessarily indicative of how it may perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and accompanying performance table shown below provides an indication of the risks of investing in the Fund by showing the total return of the Predecessor Fund and the Fund’s Institutional shares for each of the last 10 calendar years, and by showing how the average annual returns compare over time to the performance of a broad-based market index and an index reflecting the performance of commodity trading advisors.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the highest return for a quarter was 10.37% (quarter ended September 30, 2023), and the lowest return for a quarter was (9.44)% (quarter ended December 31, 2018).

The Fund’s Institutional shares year-to-date return as of March 31, 2026, was 3.68%.

Year to Date Return, Label [Optional Text]	The Fund’s Institutional shares year-to-date return
Bar Chart, Year to Date Return	3.68%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter was
Highest Quarterly Return	10.37%
Highest Quarterly Return, Date	Sep. 30, 2023
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter was
Lowest Quarterly Return	(9.44%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Performance Table Heading	Average Annual Total Returns (For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-advantaged accounts or to shares held by non-taxable entities.
Performance [Table]
	1 Year	5 Years[1]	10 Years[1]
Institutional Shares
Return Before Taxes	5.07%	4.40%	3.26%
Return After Taxes on Distributions[2]	4.69%	1.71%	1.41%
Return After Taxes on Distributions and Sale of Fund Shares[2]	3.00%	2.20%	1.76%
	1 Year	5 Years	Since Inception of Class A and Class C (9/30/2016)
Class A Shares
Return Before Taxes	(1.26)%	2.90%	2.60%
Class C Shares
Return Before Taxes	4.00%	3.36%	2.52%
S&P 500 Total Return Index® (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82% (10 Year) 15.17% (Since 9/30/2016)
50% S&P 500 Total Return Index / 50% Bloomberg U.S. Treasury Total Return Unhedged Index	12.14%	6.68%	8.21% (10 Year) 8.15% (Since 9/30/2016)
Société Générale Trend Index (reflects no deduction for fees, expenses or taxes)	2.39%	6.99%	3.67% (10 Year) 4.18% (Since 9/30/2016)

[1]	Includes the effect of performance fees paid by the investors of the Predecessor Fund.

[2]	After Tax Returns, if any, are shown for periods beginning after September 30, 2016. As a result of the different tax treatment of the Predecessor Fund, we are unable to show the after-tax returns for periods that commenced prior to September 30, 2016. The Predecessor Fund did not have a distribution policy.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are only shown for Institutional shares. After-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-advantaged accounts or to shares held by non-taxable entities. After-tax returns are only shown for Institutional shares. After-tax returns for other share classes will vary.

Performance Availability Phone [Text]	1-800-253-0412
Rational/Pier 88 Convertible Securities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The Fund commenced operations by acquiring all of the assets and liabilities of Lake Como Convertible Bond Fund, L.P. (the “Predecessor Fund”) in a tax-free reorganization on December 6, 2019 (the “Reorganization”). In connection with the Reorganization, investors in the Predecessor Fund received Institutional shares of the Fund. The Fund’s investment objective, policies, guidelines and restrictions are, in all material respects, equivalent to those of the Predecessor Fund. However, the Predecessor Fund was not registered under the 1940 Act and, therefore, was not subject to certain investment restrictions, limitations and diversification requirements that are imposed by the 1940 Act or Subchapter M of the Code that, if they had been applicable, might have adversely affected the Predecessor Fund’s performance. The Fund’s Sub-Advisor was the investment adviser to the Predecessor Fund.

The Fund commenced operations on December 6, 2019. The performance shown below prior to December 6, 2019, is that of the Predecessor Fund, which reflects all of the Predecessor Fund’s actual fees and expenses (i.e., the Predecessor Fund’s annual management fees and operating expenses before any fee waivers and/or expense limitation), as adjusted to include any applicable sales loads and distribution (12b-1) fees of each class of shares of the Fund. The performance of the Predecessor Fund has not been restated to include the other fees, estimated expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. The Fund’s fees and expenses are expected to be higher than those of the Predecessor Fund, so if the Fund’s expenses were applied to the Predecessor Fund’s performance, the performance would have been lower.

The bar chart and accompanying performance table below provide an indication of the risks of investing in the Fund by showing the total return of the Predecessor Fund and the Fund’s Institutional shares for each full calendar year since the Predecessor Fund’s inception, and by showing how the average returns compare over time to the performance of a broad-based market index, as well as two style-specific indices that are representative of the U.S. convertible securities market.

You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.

The Predecessor Fund was organized as a limited partnership, did not qualify as a regulated investment company for federal income tax purposes, and did not pay dividends and distributions. As a result of its different tax treatment, the Fund is unable to show after-tax returns for periods that commenced prior to December 6, 2019.

Updated performance information is available at no cost by calling 1-800-253-0412.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and accompanying performance table below provide an indication of the risks of investing in the Fund by showing the total return of the Predecessor Fund and the Fund’s Institutional shares for each full calendar year since the Predecessor Fund’s inception, and by showing how the average returns compare over time to the performance of a broad-based market index, as well as two style-specific indices that are representative of the U.S. convertible securities market.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the highest return for a quarter was 17.23% (quarter ended June 30, 2020), and the lowest return for a quarter was (13.27)% (quarter ended March 31, 2020).

The Fund’s Institutional shares year-to-date return as of March 31, 2026, was (1.70)%.

Year to Date Return, Label [Optional Text]	The Fund’s Institutional shares year-to-date return as of
Bar Chart, Year to Date Return	(1.70%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter was
Highest Quarterly Return	17.23%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter was
Lowest Quarterly Return	(13.27%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-advantaged accounts or to shares held by non-taxable entities.
Performance [Table]
	1 Year	5 Years	Since Predecessor Fund Inception (3/1/2017)
Institutional Shares[1]
Return Before Taxes	2.12%	2.33%	6.29%
Return After Taxes on Distributions[2]	0.70%	1.18%	5.54%
Return After Taxes on Distributions and Sale of Fund Shares[2]	1.25%	1.45%	4.80%
Class A Shares[1,3]
Return Before Taxes	(3.03)%	1.02%	5.42%
Class C Shares[1]
Return Before Taxes	1.01%	1.25%	5.23%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	(0.36)%	1.94%
ICE BofA Investment Grade US Convertible 5% Constrained Index (reflects no deduction for fees, expenses or taxes)	7.43%	6.17%	8.44%
S&P 500 Total Return Index® (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	14.09%

1.	Includes the effect of performance fees paid by the investors of the Predecessor Fund.

2.	As a result of the different tax treatment of the Predecessor Fund, the Fund is unable to show after-tax returns for periods that commenced prior to December 6, 2019.

3.	Includes the effect of the maximum sales load.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are only shown for Class A shares. After-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-advantaged accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for other share classes will vary.

Performance Availability Phone [Text]	1-800-253-0412
Rational Special Situations Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The Fund commenced operations by acquiring all of the assets and liabilities of ESM Fund I, L.P. (the “Predecessor Fund”) in a tax-free reorganization, which was consummated after the close of business on July 17, 2019 (the “Reorganization”). In connection with the Reorganization, investors in the Predecessor Fund received Institutional shares of the Fund. The Fund’s investment objectives, policies, guidelines and restrictions are, in all material respects, equivalent to those of the Predecessor Fund. However, the Predecessor Fund was not registered under the 1940 Act and, therefore, was not subject to certain investment restrictions, limitations and diversification requirements that are imposed by the 1940 Act or Subchapter M of the Internal Revenue Code of 1986, as amended, which, if they had been applicable, might have adversely affected the Predecessor Fund’s performance. The Fund’s Sub-Advisor was the investment adviser to the Predecessor Fund.

The Fund commenced operations on July 17, 2019. The performance shown below prior to July 17, 2019, is that of the Predecessor Fund, which reflects all of the Predecessor Fund’s actual fees and expenses (i.e., the Predecessor Fund’s annual management fees and operating expenses before any fee waivers and/or expense subsidies), as adjusted to include any applicable sales loads and distribution (12b-1) fees of each class of shares of the Fund. The performance of the Predecessor Fund has not been restated to include the other fees, estimated expenses and fee waivers and/or expense subsidies applicable to each class of shares of the Fund. The Fund’s fees and expenses are expected to be higher than those of the Predecessor Fund, so if the Fund’s expenses were applied to the Predecessor Fund’s performance, the performance would have been lower.

The bar chart and accompanying performance table shown below provide an indication of the risks of investing in the Fund by showing the total returns of the Predecessor Fund and the Fund’s Institutional shares for each of the last 10 calendar years, and by showing how the average returns compare over time to the performance of a broad-based market index, as well as an index reflecting the performance of mortgage pass-through securities guaranteed by government-sponsored enterprises or agencies.

How the Fund performed in the past (before and after taxes) is not necessarily indicative of how it may perform in the future.

The Predecessor Fund was organized as a limited partnership, did not qualify as a regulated investment company for federal income tax purposes, and did not pay dividends and distributions. As a result of its different tax treatment, the Fund is unable to show the after-tax returns for the Predecessor Fund for periods that commenced prior to July 17, 2019.

Updated performance information is available at no cost by calling 1-800-253-0412.

Performance Past Does Not Indicate Future [Text]	How the Fund performed in the past (before and after taxes) is not necessarily indicative of how it may perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and accompanying performance table shown below provide an indication of the risks of investing in the Fund by showing the total returns of the Predecessor Fund and the Fund’s Institutional shares for each of the last 10 calendar years, and by showing how the average returns compare over time to the performance of a broad-based market index, as well as an index reflecting the performance of mortgage pass-through securities guaranteed by government-sponsored enterprises or agencies.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the highest return for a quarter was 6.85% (quarter ended June 30, 2020), and the lowest return for a quarter was (7.01)% (quarter ended March 31, 2020).

The Fund’s Institutional shares year-to-date return as of March 31, 2026, was 1.23%.

Year to Date Return, Label [Optional Text]	The Fund’s Institutional shares year-to-date return as of
Bar Chart, Year to Date Return	1.23%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter was
Highest Quarterly Return	6.85%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter was
Lowest Quarterly Return	(7.01%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-advantaged accounts or to shares held by non-taxable entities.
Performance [Table]
	1 Year	5 Years	10 Years
Institutional Shares[1]
Return Before Taxes	5.18%	4.48%	6.40%
Return After Taxes on Distributions[2]	2.87%	1.90%	4.80%
Return After Taxes on Distributions and Sale of Fund Shares[2]	3.03%	2.29%	4.37%
Class A Shares[1,3]
Return Before Taxes	(0.06)%	3.22%	5.62%
Class C Shares[1]
Return Before Taxes	4.16%	3.45%	5.34%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	(0.36)%	2.01%
Bloomberg US Mortgage Backed Securities (MBS) Index (reflects no deduction for fees, expenses or taxes)	8.58%	0.15%	1.59%

1.	Includes the effect of performance fees paid by the investors of the Predecessor Fund.

2.	As a result of the different tax treatment of the Predecessor Fund, we are unable to show after-tax returns for periods that commenced prior to July 17, 2019.

3.	Includes the effect of the maximum sales load.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are only shown for Class A shares. After-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-advantaged accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for other share classes will vary.

Performance Availability Phone [Text]	1-800-253-0412
Rational/RGN Hedged Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and accompanying performance table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Institutional shares for each full calendar year since the Fund’s inception, and by showing how its average annual returns compare over time with those of a broad-based market index. How the Fund performed in the past (before and after taxes) is not necessarily indicative of how it may perform in the future. Updated performance information is available at no cost by calling 1-800-253-0412.

Performance Past Does Not Indicate Future [Text]	How the Fund performed in the past (before and after taxes) is not necessarily indicative of how it may perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and accompanying performance table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Institutional shares for each full calendar year since the Fund’s inception, and by showing how its average annual returns compare over time with those of a broad-based market index.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the highest return for a quarter was 8.27% (quarter ended September 30, 2025), and the lowest return for a quarter was (3.93)% (quarter ended March 31, 2025).

The Fund’s Institutional shares year-to-date return as of March 31, 2026 was 4.41%.

Year to Date Return, Label [Optional Text]	The Fund’s Institutional shares year-to-date return as of
Bar Chart, Year to Date Return	4.41%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter was
Highest Quarterly Return	8.27%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter was
Lowest Quarterly Return	(3.93%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Average Annual Total Returns (For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-advantaged accounts or to shares held by non-taxable entities.
Performance [Table]
	1 Year	Since Inception
Institutional Shares
Return Before Taxes	15.12%	14.21%
Return After Taxes on Distributions	14.74%	13.65%
Return After Taxes on Distributions and Sale of Fund Shares	9.23%	10.77%
Class A Shares
Return Before Taxes	9.35%	9.60%
Class C Shares
Return Before Taxes	13.94%	13.06%
S&P 500 Total Return Index® (reflects no deduction for fees, expenses or taxes)	17.88%	16.51%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are only shown for Institutional shares. After-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-advantaged accounts or to shares held by non-taxable entities. After-tax returns are only shown for Institutional shares. After-tax returns for other share classes will vary.

Performance Availability Phone [Text]	1-800-253-0412